Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 3,532	R$ 5,026
Trade receivables	182	491
Other accounts receivable	34	206
Inventories	3,739	5,190
Recoverable taxes	768	1,119
Derivative financial instruments	57	29
Other current assets	37	169
Current assets other than non-current assets or disposal groups classified as held for sale	8,349	12,230
Assets held for sale		52
Total current assets	8,349	12,282
Non-current assets
Other accounts receivable		37
Recoverable taxes	866	962
Derivative financial instruments	11	11
Related parties	178	97
Restricted deposits for legal proceedings	134	121
Other non-current assets	1	84
Investments	769	320
Investment properties		3,051
Property, plant and equipment	7,476	14,652
Intangible assets	1,037	4,288
Total non-current assets	10,472	23,623
Total assets	18,821	35,905
Current liabilities
Trade payables, net	5,058	9,770
Borrowings and financing	280	316
Debentures	1,840	1,156
Payroll and related taxes	371	572
Lease liabilities	172	404
Related parties	41	152
Taxes payable	104	327
Income tax and social contribution payable	424
Deferred revenues	227	277
Dividends payable	85	11
Acquisition of non-controlling interest		466
Other current liabilities	184	479
Total current liabilities	8,786	13,930
Non-current liabilities
Borrowings and financing	952	622
Debentures	4,759	6,727
Deferred income tax and social contribution	82	1,191
Provision for legal proceeding	282	349
Lease liabilities	2,604	3,347
Deferred revenues	1	2
Other non-current liabilities	8	36
Total non-current liabilities	8,688	12,274
Shareholders' equity
Capital stock	761	4,421
Capital reserve	4	18
Profit reserve	582	2,497
Other comprehensive income		162
Equity attributable to controlling shareholders	1,347	7,098
Non- controlling interests		2,603
Total shareholders' equity	1,347	9,701
Total liabilities and shareholders' equity	R$ 18,821	R$ 35,905